Consolidated Balance Sheets (USD $)	Nov. 30, 2014	Nov. 30, 2013
Current Assets
Cash and cash equivalents	$ 89,733	$ 2,809
Accounts receivable	4,530	61,443
Prepaid expenses	3,136	6,240
Interest Receivable	2,998	0
Note Receivable	205,000	0
Deferred taxes	79,725	133,738
Investments	10,200	10,200
Total Current Assets	395,322	214,430
Current liabilities
Accounts payable and accrued expenses	805,363	1,140,486
Total Current Liabilities	805,363	1,140,486
Related Party - Stockholder loans	0	0
Total Liabilities	805,363	1,140,486
Daniels Corporate Advisory Company, Inc.(""DCAC"") Shareholders' Deficit
Preferred Stock, $.001 par value; 100,000 shares authorized 100,000 issued and outstanding 11/30/2014 and 11/30/201	100	100
Common Stock, $001 par value; 750,000,000 shares authorized 9,894,319 shares issued and outstanding 11/30/2014 and 11/30/2013	10,791	9,891
Additional paid-in-capital	4,168,923	3,951,824
Accumulated deficit	(4,551,010)	(4,848,909)
Accumulated other comprehensive (loss)	(38,845)	(38,962)
Total Equity (Deficit)	(410,041)	(926,056)
Total liabilities and equity(Deficit)	$ 395,322	$ 214,430